DESCRIPTION OF BUSINESS AND ORGANIZATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 25, 2020	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Shares issued upond consideration, value		$ 0
Stock Purchase Agreement [Member] | Powertech Holdings Company Limited [Member]
Common stock, par value	$ 4.5
Business acqusition, shares acquired	5,209,000
Shares ownership percentage	100.00%
Shares issued upond consideration, shares	6,000,000
Shares issued upond consideration, value	$ 27,000,000